Offerings	Aug. 22, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, no par value
Amount Registered | shares	2,143,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 10,715,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,640.46
Offering Note	Includes the aggregate offering price of 300,000 Class A ordinary shares that the underwriters have the option to purchase and 1,568,000 Class A ordinary shares to be sold by selling shareholders. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, no par value
Amount Registered | shares	1,725,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 8,625,000.00
Amount of Registration Fee	$ 1,320.49